Accounts Receivable, Net (Tables)	9 Months Ended
Sep. 30, 2020
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of accounts receivable
(Amounts in US$'s)	September 30, 2020	December 31, 2019
Account receivables	$2,547,763	$2,859,489
Less: Allowance for doubtful accounts	(1,654,356)	(690,830)
Total account receivables, net	$893,407	$2,168,659